Loans Receivable and Allowance for Loan Losses (Details 2) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Allocation of allowance for loan losses by loan class
Total allowance for loan losses	$ 2,500	$ 2,090	$ 1,880	$ 2,050
Total Gross loans	458,636	439,823
One-to-four Family Real Estate [Member]
Allocation of allowance for loan losses by loan class
Total allowance for loan losses	2,127	1,733	1,601	1,746
Total Gross loans	419,240	398,174
Multi-family Real Estate [Member]
Allocation of allowance for loan losses by loan class
Total allowance for loan losses	187	193	103	125
Total Gross loans	14,990	14,084
Commercial Real Estate [Member]
Allocation of allowance for loan losses by loan class
Total allowance for loan losses	99	105	93	111
Total Gross loans	13,671	14,844
Construction Real Estate [Member]
Allocation of allowance for loan losses by loan class
Total allowance for loan losses	5	4	11	1
Total Gross loans	937	1,380
Second Mortgage and Equity Lines of Credit [Member]
Allocation of allowance for loan losses by loan class
Total allowance for loan losses	38	42	46	63
Total Gross loans	8,905	9,989
Passbook or Certificate and Other Loans [Member]
Allocation of allowance for loan losses by loan class
Total allowance for loan losses	1	1	3	4
Total Gross loans	893	1,352
Unallocated [Member]
Allocation of allowance for loan losses by loan class
Total allowance for loan losses	43	12	23
Total Gross loans
Allowance for loan losses [Member]
Allocation of allowance for loan losses by loan class
Allowance for loan losses, Individually evaluated for impairment
Allowance for loan losses, Collectively evaluated for impairment	2,500	2,090
Total allowance for loan losses	2,500	2,090
Allowance for loan losses [Member] | One-to-four Family Real Estate [Member]
Allocation of allowance for loan losses by loan class
Allowance for loan losses, Individually evaluated for impairment
Allowance for loan losses, Collectively evaluated for impairment	2,127	1,733
Total allowance for loan losses	2,127	1,733
Allowance for loan losses [Member] | Multi-family Real Estate [Member]
Allocation of allowance for loan losses by loan class
Allowance for loan losses, Individually evaluated for impairment
Allowance for loan losses, Collectively evaluated for impairment	187	193
Total allowance for loan losses	187	193
Allowance for loan losses [Member] | Commercial Real Estate [Member]
Allocation of allowance for loan losses by loan class
Allowance for loan losses, Individually evaluated for impairment
Allowance for loan losses, Collectively evaluated for impairment	99	105
Total allowance for loan losses	99	105
Allowance for loan losses [Member] | Construction Real Estate [Member]
Allocation of allowance for loan losses by loan class
Allowance for loan losses, Individually evaluated for impairment
Allowance for loan losses, Collectively evaluated for impairment	5	4
Total allowance for loan losses	5	4
Allowance for loan losses [Member] | Second Mortgage and Equity Lines of Credit [Member]
Allocation of allowance for loan losses by loan class
Allowance for loan losses, Individually evaluated for impairment
Allowance for loan losses, Collectively evaluated for impairment	38	42
Total allowance for loan losses	38	42
Allowance for loan losses [Member] | Passbook or Certificate and Other Loans [Member]
Allocation of allowance for loan losses by loan class
Allowance for loan losses, Individually evaluated for impairment
Allowance for loan losses, Collectively evaluated for impairment	1	1
Total allowance for loan losses	1	1
Allowance for loan losses [Member] | Unallocated [Member]
Allocation of allowance for loan losses by loan class
Allowance for loan losses, Individually evaluated for impairment
Allowance for loan losses, Collectively evaluated for impairment	43	12
Total allowance for loan losses	43	12
Loans [Member]
Allocation of allowance for loan losses by loan class
Loans, Individually evaluated for impairment	779	1,165
Loans, Collectively evaluated for impairment	457,857	438,658
Total Gross loans	458,636	439,823
Loans [Member] | One-to-four Family Real Estate [Member]
Allocation of allowance for loan losses by loan class
Loans, Individually evaluated for impairment	528	909
Loans, Collectively evaluated for impairment	418,712	397,265
Total Gross loans	419,240	398,174
Loans [Member] | Multi-family Real Estate [Member]
Allocation of allowance for loan losses by loan class
Loans, Individually evaluated for impairment
Loans, Collectively evaluated for impairment	14,990	14,084
Total Gross loans	14,990	14,084
Loans [Member] | Commercial Real Estate [Member]
Allocation of allowance for loan losses by loan class
Loans, Individually evaluated for impairment	251	256
Loans, Collectively evaluated for impairment	13,420	14,588
Total Gross loans	13,671	14,844
Loans [Member] | Construction Real Estate [Member]
Allocation of allowance for loan losses by loan class
Loans, Individually evaluated for impairment
Loans, Collectively evaluated for impairment	937	1,380
Total Gross loans	937	1,380
Loans [Member] | Second Mortgage and Equity Lines of Credit [Member]
Allocation of allowance for loan losses by loan class
Loans, Individually evaluated for impairment
Loans, Collectively evaluated for impairment	8,905	9,989
Total Gross loans	8,905	9,989
Loans [Member] | Passbook or Certificate and Other Loans [Member]
Allocation of allowance for loan losses by loan class
Loans, Individually evaluated for impairment
Loans, Collectively evaluated for impairment	893	1,352
Total Gross loans	893	1,352
Loans [Member] | Unallocated [Member]
Allocation of allowance for loan losses by loan class
Loans, Individually evaluated for impairment
Loans, Collectively evaluated for impairment